RIGHT OF USE ASSETS AND LEASES (Tables)	12 Months Ended
Jun. 30, 2021
Right of use assets and leases [abstract]
Right of use assets
Amounts in R million Note
Mine plant
facilities and
equipment
Mine property
and
development Total
June 30, 2021
Cost 26.8 47.3 74.1
Opening balance 11.1 45.0 56.1
Additions 16.7 - 16.7
Lease modifications - 2.3 2.3
Lease derecognitions (1.0) - (1.0)
Accumulated depreciation (6.2) (18.8) (25.0)
Opening balance (2.9) (8.3) (11.2)
Depreciation (4.3) (10.5) (14.8)
Lease derecognitions 1.0 - 1.0
Carrying value 20.6 28.5 49.1
June 30, 2020
Cost 11.1 45.0 56.1
Impact of adopting IFRS 16 on July 1, 2019
Right-of-use assets recognised on July 1, 2019 7.5 23.4 30.9
Transfers and other movements

1
26.5 - 26.5
Additions 3.8 14.2 18.0
Lease modifications - 7.5 7.5
Lease derecognitions (26.7) (0.1) (26.8)
Accumulated depreciation (2.9) (8.3) (11.2)
Impact of adopting IFRS 16 on July 1, 2019
Transfers and other movements

1
(15.9) - (15.9)
Depreciation 5.1 (4.9) (8.3) (13.2)
Lease derecognitions 17.9 - 17.9
Carrying value 8.2 36.7 44.9
1

Relates to contracts previously classified as leases

under IAS 17 and presented as property, plant and equipment which the Group has
reassessed as right-of-use assets upon adoption

of IFRS 16 as of July 1, 2019

Lease liabilities
Amounts in R million Note 2021 2020
Reconciliation of the lease liabilities balance:
Balance at the beginning of the year 47.1 11.0
Impact of adopting IFRS 16 on July 1, 2019 9 - 30.9
New leases 9 16.7 18.0
Lease modifications 2.3 7.5
Leases derecognised - (8.9)
Interest charge on lease liabilities 7 4.5 5.1
Repayment of lease liabilities (11.6) (11.4)
Interest repaid (4.2) (5.1)
Balance at the end of the year 54.8 47.1
Current portion of lease liabilities (16.9) (10.1)
Non-current lease liabilities 37.9 37.0
Maturity analysis of undiscounted contractual cash flows:
Less than a year (20.5) (13.0)
One to five years (42.0) (37.0)
More than 5 years (1.3) (9.0)
Total

undiscounted lease liabilities at the end of the year
(63.8) (59.0)
Lease payments not recognised as a liability but expensed during the year:
Short-term leases (1.4) (2.4)
Leases of low value assets

(7.7) (5.0)
Cash flows included in cash generated from operating activities (9.1) (7.4)